Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The accompanying unaudited interim consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim consolidated financial statements of APUC are consistent with those disclosed in the consolidated financial statements of APUC for the year ended December 31, 2019, except for adopted accounting policies described in note 2(a) and note 1(e).

Seasonality
Seasonality
APUC's operating results are subject to seasonal fluctuations that could materially impact quarter-to-quarter operating results and, thus, one quarter's operating results are not necessarily indicative of a subsequent quarter's operating results. Where decoupling mechanisms exist, total volumetric revenue is prescribed by the applicable regulatory authority and is not affected by usage. APUC's different electrical distribution utilities can experience higher or lower demand in the summer or winter depending on the specific regional weather and industry characteristics. During the winter period, natural gas distribution utilities experience higher demand than during the summer period. APUC’s water and wastewater utility assets’ revenues fluctuate depending on the demand for water, which is normally higher during drier and hotter months of the summer. APUC’s hydroelectric energy assets are primarily "run-of-river" and as such fluctuate with the natural water flows. During the winter and summer periods, flows are generally slower, while during the spring and fall periods flows are heavier. For APUC's wind energy assets, wind resources are typically stronger in spring, fall and winter and weaker in summer. APUC's solar energy assets experience greater insolation in summer, weaker in winter.
Foreign currency translation
Foreign currency translation
APUC’s reporting currency is the U.S. dollar. Within these unaudited interim consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with “C$” immediately prior to the stated amount.
Effective January 1, 2020, the functional currency of APUC, the non-consolidated parent entity, changed from the Canadian dollar to the U.S. dollar based on a balance of facts taking into consideration its operating, financing and investing activities. As a result of the entity's change of functional currency, changes were made to certain hedging relationships to mitigate the remaining Canadian dollar risk (note 21(b)(iii)).

Current expected credit losses
Current expected credit losses
The Company adopted the U.S. Financial Accounting Standards Board ("FASB") Financial Instrument —Credit Losses Topic 326 ("ASC 326") in the first quarter of 2020 using a modified retrospective approach. The Company has trade accounts receivable and loans receivable from its equity method investees in both the Regulated Services and Renewable Energy Group. New allowance policies were implemented for the Company's loans receivable and the Renewable Energy Group's trade accounts receivable. The impact to the Company's bad debt expense upon adoption was not significant.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
The FASB issued accounting standards update ("ASU") Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 to reduce diversity in practice on how entities account for transactions on the basis of different views of the economics of a collaborative arrangement. The adoption of this Update during the first quarter did not have an impact on the unaudited interim consolidated financial statements.
The FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities to improve general purpose financial reporting. The update clarifies that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The adoption of this Update during the first quarter did not have an impact on the unaudited interim consolidated financial statements.
The FASB issued ASU 2017-04, Business Combinations (Topic 350): Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measured a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Under the amendments in this update, the impairment loss will be measured as the amount by which the carrying amount of the reporting unit exceeds the reporting unit’s fair value. The Company will follow the pronouncements prospectively for goodwill impairment testing.
The FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The adoption of this topic in the first quarter did not have a significant impact on the unaudited interim consolidated financial statements (note 1(e)).

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting that provides optional expedients and exceptions to ease the potential burden in accounting for reference rate reform. The amendments apply to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of the reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company is currently assessing the impact of the reference rate reform and this Update.